Intangible Assets, Net	12 Months Ended
Feb. 28, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

6. INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of
	February 28, 2022	February 28, 2023
	RMB	RMB	USD
Trade name	4,000	4,000	577
Student base and customer relationship	2,200	2,200	317
School cooperation agreements	1,000	1,000	144
Non-compete agreements	440	440	63
Purchased software	442	442	64
License	302	302	44
Total	8,384	8,384	1,209
Less: accumulated amortization	5,119	5,908	852
Intangible assets, net	3,265	2,476	357

For the years ended February 28, 2021, 2022 and 2023, amortization expenses were RMB1,949, RMB1,719 and RMB789 (US$114), respectively. As of February 28, 2023, estimated amortization expense of the existing intangible assets for each of the next five years ending February 28, 2028 and thereafter is RMB614, RMB424, RMB424, RMB414, RMB400 and RMB200.

The Group recorded impairment loss for intangible assets of nil, RMB2,255 and nil for the years ended February 28, 2021, 2022 and 2023, respectively. The impairment loss for the year ended February 28, 2022 arose as a result of the changes in the regulatory environment and the Business Restructuring.